Schedule of issuance of shares upon conversion of notes and settlement of debts (Details)	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements | shares	49,769
Fair value of settlement shares	$ 1,713,587
Debt settled on May 16, 2023	(1,265,587)
Loss on Debt Settlements	$ 448,000
Executive Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements | shares	14,769
Share price as of settlement date | $ / shares	$ 25.50
Fair value of settlement shares	$ 376,587
Debt settled on May 16, 2023	(376,587)
Loss on Debt Settlements
8i EPL Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Ordinary shares issued for settlements | shares	35,000
Share price as of settlement date | $ / shares	$ 38.20
Fair value of settlement shares	$ 1,337,000
Debt settled on May 16, 2023	(889,000)
Loss on Debt Settlements	$ 448,000